Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,190.12
Previously Paid Amount	0
Total Fee Amount	1.14
Total Offset Amount	0
Net Fee	$ 1.14